Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 115.67%
ASSET-BACKED SECURITIES — 12.83%**
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 186,353 $ 193,149
AIG CLO Ltd.,
Series 2018-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 04/20/32
1,2,3
15,800,000 15,274,176
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.98% 01/21/32
1,2,3
5,270,000 5,082,915
AMSR Trust,
Series 2020-SFR1, Class G
4.31% 04/17/37
1
10,503,000 9,653,094
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,619,857
AMSR Trust,
Series 2022-SFR3, Class E1
4.00% 10/17/39
1
10,000,000 8,277,632
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
5.03% 08/25/34
1,2
475,737 475,181
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
4.84% 04/25/35
1,2
492,114 470,468
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 04/20/33
1,2,3
10,000,000 9,714,700
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
5.74% 07/20/29
1,2,3
5,500,000 5,292,837
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
5.50% 02/25/30
2
3,453 3,437
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
19,250 4,347,646
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
19,100 3,725,279
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 6,483,359
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 12,860,502
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
$ 54,850 $ 9,415,784
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.49% 10/25/34
1,2,3
1,000,000 970,000
CF Hippolyta Issuer, LLC,
Series 2020-1, Class B1
2.28% 07/15/60
1
7,266,415 6,278,094
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
5.02% 06/25/42
1,2
1,591,333 1,395,004
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.28% 03/15/52
1,4
2,822,976 105,574
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.05% 10/15/52
1,4
4,660,528 199,217
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 4,510,360
CoreVest American Finance Trust,
Series 2020-3, Class XA (IO)
3.71% 08/15/53
1,4
13,284,570 1,201,961
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.85% 12/15/52
1,4
23,364,754 2,074,617
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.80% 12/15/52
1,4
12,500,000 1,156,747
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.39% 10/15/54
1,4
72,420,129 5,092,410
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
6,047,860 5,228,847
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
5.12% 04/25/39
1,2
49,652 49,089
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
5.09% 03/25/36
2
31,351 31,319
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
5.74% 03/25/36
1,2
1,291,798 1,278,572
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
9,755,000 8,003,983
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
4,550,000 3,797,352

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
$ 9,719,764 $ 8,161,950
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
399,339 384,844
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.15% 08/25/42
2
265,334 243,538
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
5.74% 01/20/33
1,2,3
3,905,000 3,757,239
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
6.06% 08/05/33
1,2,3
9,600,000 9,247,104
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
5,256,162 4,442,976
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
3,011,130 2,615,982
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
5.12% 04/20/28
1,2,3
843,267 838,892
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
5.59% 04/20/34
1,2,3
8,000,000 7,580,480
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
4.56% 01/25/38
2
2,083,625 1,638,496
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
4.99% 10/27/36
1,2
61,548 59,734
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
5.34% 11/25/48
1,2
1,865,000 1,817,169
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
4.98% 04/25/46
1,2
1,298,575 1,255,777
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
5.29% 06/25/54
1,2
11,000,000 10,599,147
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
5.24% 07/15/36
1,2,3
$ 6,610,000 $ 6,439,680
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.26% 02/24/37
1,2,3
5,000,000 4,851,200
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
5.69% 01/18/34
1,2,3
6,650,000 6,332,462
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.99% 01/20/34
1,2,3
4,850,000 4,664,875
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
8,200,000 7,711,304
Progress Residential Trust,
Series 2020-SFR1, Class H
5.27% 04/17/37
1
7,100,000 6,504,372
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
7,956,000 6,788,112
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,160,805
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
15,752,000 13,415,295
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/15/32
1,2,3
3,890,000 3,734,400
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,416,435
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
9,247,724 8,196,879
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
4.94% 08/15/31
2
325,090 297,349
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 2,877,417
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
5.36% 12/15/68
2
3,028,358 2,859,489

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
5.52% 03/15/33
1,2
$ 1,450,125 $ 1,368,306
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
5.34% 09/15/39
2
2,149,112 2,029,499
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
4.73% 01/25/40
2
6,642,852 6,101,041
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
4.83% 07/25/39
2
385,873 358,321
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
4.51% 04/25/40
2
2,254,497 2,064,524
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
4.59% 01/25/41
2
2,613,468 2,349,048
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
5.11% 10/27/70
2
2,195,000 1,747,001
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
5.36% 04/27/83
2
4,075,226 3,883,950
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/83
2
1,000,000 765,061
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 04/26/83
2
710,000 654,474
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.01% 07/25/22
2
827,987 816,127
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 04/25/73
2
710,000 683,263
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/25/73
2
7,315,000 6,932,313
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
9,229,686 8,884,822
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
$ 710,000 $ 647,168
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
820,000 811,583
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/75
2
735,000 702,101
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/83
2
7,235,000 7,237,705
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
5.34% 09/25/28
2
649,064 608,154
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 01/25/29
2
966,160 898,316
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
6.19% 09/25/43
2
2,200,000 2,079,208
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 06/25/43
2
839,835 805,992
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
4.99% 02/26/29
2
828,188 774,685
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,698,866
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,382,730 1,388,870
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
1,022,896 1,048,507
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,544
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
6,918,675 5,995,012
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45

2,970,550 2,554,335

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46
1
$ 3,363,260 $ 2,750,015
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
5.41% 10/20/34
1,2,3
7,025,000 6,809,613
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
2,609,081 2,146,617
Total Asset-Backed Securities
(Cost $394,264,624) 356,889,605
BANK LOANS — 4.31%*
Automotive — 0.02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 04/30/26
2
507,125 498,673
Communications — 0.18%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.58% 12/17/27
2
1,484,887 1,422,521
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
1,028,841 922,099
Term Loan, 1st Lien
(LIBOR plus 2.25%)
6.57% 07/17/25
2
44,211 41,934
EW Scripps Co.,
Term Loan B3, 1st Lien
(LIBOR plus 2.75%)
7.13% 01/07/28
2
210,784 205,497
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.14% 04/11/25
2
1,187,383 1,184,914
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
2
313,487 255,341
(SOFR plus 3.25%)
8.57% 03/09/27
2
1,050,319 876,686
4,908,992
Consumer Discretionary — 0.46%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
7.76% 12/23/27
2
1,473,750 1,340,744
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
$ 3,438,750 $ 3,301,682
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 03/31/28
2
5,737,633 5,355,363
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 10/22/26
2
2,912,650 2,868,960
12,866,749
Electric — 0.02%
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(LIBOR plus 3.25%)
7.63% 04/06/26
2
329,915 311,852
Homer City Generation LP,
Term Loan, 1st Lien (France)
(LIBOR plus 11.00%)
15.39% 04/05/23
2,5,6
575,805 345,483
657,335
Entertainment — 0.11%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57% 01/15/30
2
141,635 141,742
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
9.00% 02/28/25
2
1,924,096 363,635
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
2
1,457,372 1,435,212
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
5.87% 08/01/27
2
1,227,594 1,181,363
3,121,952
Finance — 0.23%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.60% 12/01/27
2
1,969,849 1,968,973
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.92% 09/30/26
2
367,505 347,292
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
200,713 187,950

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Mativ Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.34% 05/06/29
2
$ 3,570,625 $ 3,374,241
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.63% 10/23/28
2
496,250 472,482
6,350,938
Food — 0.11%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% - 6.66% 08/03/25
2
701,035 699,976
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 09/23/27
2
2,450,000 2,342,813
3,042,789
Gaming — 0.10%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
691,201 658,546
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
8.73% 04/26/28
2
1,019,107 979,616
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
7.17% 05/03/29
2
610,843 605,794
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.42% 04/13/29
2
586,030 579,542
2,823,498
Health Care — 0.27%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
6.10% 01/15/25
2
175,812 175,519
Bausch & Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.84% 05/10/27
2
116,697 111,319
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.16% 08/30/26
2
1,097,215 908,977
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
6.73% 12/30/26
2
773,066 770,023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
6.38% 11/15/27
2
$ 618,651 $ 599,578
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.19% 03/15/28
2
2,011 2,012
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/05/28
2
568,150 564,023
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
432,170 429,045
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 03/31/27
2
1,125,399 943,456
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
264,155 258,433
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
172,116 162,288
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 11/15/28
2
2,507,055 2,420,010
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
9.94% 06/26/26
2
246,875 139,330
7,484,013
Industrials — 0.98%
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
8.23% 03/06/25
2
1,970,000 1,620,335
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.67% 05/11/29
2
238,205 238,466
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.02% 07/01/26
2
4,737,697 4,708,631
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.60% 04/13/29
2
1,492,500 1,425,151

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
$ 2,795,625 $ 2,727,775
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.84% 04/26/29
2
244,369 225,736
II-VI, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.13% 07/02/29
2
447,867 444,284
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
662,193 653,915
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
9.23% 02/26/27
2
1,706,250 1,690,604
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.98% 04/15/28
2
3,447,500 2,988,793
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 08/03/26
2
3,430,000 3,078,425
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 08/03/26
2
1,698,335 1,524,255
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.83% - 8.43% 11/03/25
2
3,193,328 3,066,250
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
6.98% 05/30/25
2
485,000 480,647
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
6.98% 12/09/25
2
458,563 453,863
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
2
2,160,548 1,883,998
27,211,128
Information Technology — 0.71%
AppLovin Corp.,
Term Loan B, 1st Lien
(PRIME plus 3.25%)
2.25% 08/15/25
2
3,727,347 3,598,828
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Arches Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/06/27
2
$ 592,794 $ 550,374
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,7
18,142 16,426
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
426,021 385,702
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 07/21/25
2
1,701,146 1,699,113
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
1,303,729 1,294,173
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.63% 12/16/25
2
933,375 858,850
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 08/14/25
2
5,118,367 4,512,967
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27
2
2,220,351 2,089,905
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.94% 05/02/29
2
159,600 149,925
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
2
489,277 479,063
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
6.50% 09/23/26
2
606,909 602,357
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 3.25%)
7.98% 08/31/28
2
149,246 143,877
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
159,194 151,712
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 10/07/27

195,425 189,074

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
$ 3,703,926 $ 3,142,781
19,865,127
Insurance — 0.11%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
1,126,826 1,060,124
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 3.00%)
8.68% 08/21/28
2
997,500 892,513
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
7.63% 12/23/26
2
781,013 698,194
Asurion, LLC,
Term Loan B4, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/20/29
2
387,317 303,352
2,954,183
Materials — 0.09%
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 07/03/28
2
2,807,499 2,587,110
Real Estate Investment Trust (REIT) — 0.23%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.14% 07/17/28
2
3,213,508 2,488,862
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.69% 02/17/28
2
3,900,525 3,768,882
6,257,744
Retail — 0.46%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
2
2,899,029 2,891,332
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 02/19/28
2
2,749,412 2,704,088
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.77% 07/17/28
2
707,017 547,584
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
6.13% - 6.16% 11/19/26
2,3
$ 697,718 $ 687,063
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 03/31/28
2
3,546,000 3,421,890
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.09% 03/15/28
2
464,092 458,871
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.13% 03/01/27
2
2,131,128 2,047,599
12,758,427
Services — 0.16%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.17% - 8.38% 01/29/27
2
3,313,658 3,248,760
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.80% 06/22/29
2,8
269,491 263,989
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
585,591 564,469
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.17% 02/23/29
2
355,872 344,976
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
172,133 153,306
4,575,500
Transportation — 0.07%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
11.63% 09/01/27
2
2,155,000 2,000,562
Total Bank Loans
(Cost $127,860,374) 119,964,720
CORPORATES — 31.44%*
Banking — 7.29%
Bank of America Corp.
2.30% 07/21/32
4
6,275,000 4,835,537
2.57% 10/20/32
4
1,645,000 1,291,907
2.69% 04/22/32
4
1,240,000 993,747
3.42% 12/20/28
4
1,955,000 1,774,003

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
$ 5,770,000 $ 4,408,143
2.09% 06/14/29
4
9,525,000 8,017,463
3.97% 03/05/29
4
790,000 731,164
(LIBOR USD 3-Month plus 0.65%)
5.41% 12/01/26
2
4,400,000 4,121,785
Bank of America Corp.,
Series N
1.66% 03/11/27
4
11,725,000 10,359,627
2.65% 03/11/32
4
1,200,000 966,501
Bank of America Corp.,
Series RR
4.38%
4,9
2,340,000 1,995,085
Comerica, Inc.
5.63%
4,9
2,145,000 2,075,073
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
6,855,000 5,466,573
2.88% 04/02/32
3,4
1,500,000 1,159,068
3.09% 05/14/32
1,3,4
7,920,000 5,505,869
3.75% 03/26/25
3
2,090,000 1,882,705
3.87% 01/12/29
1,3,4
785,000 629,026
6.54% 08/12/33
1,3,4
9,904,000 8,716,305
9.02% 11/15/33
1,3,4
6,320,000 6,510,007
Credit Suisse Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
1,920,000 1,139,939
Discover Bank
(BKNT)
3.45% 07/27/26 2,811,000 2,591,866
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
165,000 145,840
1.61% 03/30/28
1,3,4
6,000,000 5,079,406
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
200,000 183,640
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
2,340,000 2,020,279
1.65% 04/18/26
3,4
390,000 352,340
2.01% 09/22/28
3,4
290,000 242,354
2.10% 06/04/26
3,4
3,620,000 3,297,347
2.21% 08/17/29
3,4
14,100,000 11,413,171
2.80% 05/24/32
3,4
2,150,000 1,663,506
3.97% 05/22/30
3,4
1,765,000 1,546,152
4.04% 03/13/28
3,4
1,425,000 1,316,634
4.76% 06/09/28
3,4
2,260,000 2,142,084
JPMorgan Chase & Co.
1.58% 04/22/27
4
10,020,000 8,826,846
2.58% 04/22/32
4
1,895,000 1,519,427
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
$ 2,000,000 $ 1,731,722
3.57% 11/07/28
3,4
3,240,000 2,919,250
3.87% 07/09/25
3,4
8,725,000 8,449,736
4.98% 08/11/33
3,4
685,000 631,031
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,000,000 918,348
2.69% 06/23/32
1,3,4
2,290,000 1,765,286
2.87% 01/14/33
1,3,4
7,960,000 6,126,183
4.44% 06/21/33
1,3,4
170,000 148,012
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
7,587,000 7,414,717
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
4
3,065,000 3,206,952
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
7,075,000 6,629,906
1.53% 08/21/26
3,4
1,210,000 1,066,985
1.67% 06/14/27
3,4
2,620,000 2,225,008
3.37% 01/05/24
3,4
900,000 899,947
4.80% 11/15/24
3,4
6,211,000 6,108,711
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
3,415,000 3,426,843
U.S. Bancorp
3.70%
4,9
1,980,000 1,630,696
5.85% 10/21/33
4
3,110,000 3,237,735
Wells Fargo & Co.
(MTN)
2.57% 02/11/31
4
7,525,000 6,247,595
2.88% 10/30/30
4
3,848,000 3,277,234
3.35% 03/02/33
4
18,320,000 15,446,677
4.90% 07/25/33
4
4,740,000 4,494,109
202,923,102
Communications — 2.71%
AT&T, Inc.
3.80% 12/01/57 1,681,000 1,172,395
4.30% 12/15/42 2,300,000 1,896,772
4.50% 05/15/35 2,150,000 1,965,284
4.75% 05/15/46 1,875,000 1,593,871
5.25% 03/01/37 4,985,000 4,817,886
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
300,000 280,200
Cable One, Inc.
4.00% 11/15/30
1
1,206,000 957,263
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 3,685,000 2,716,508
5.38% 05/01/47 3,050,000 2,417,878
5.75% 04/01/48 2,347,000 1,942,002

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 $ 2,885,000 $ 2,238,980
Cogent Communications Group, Inc.
7.00% 06/15/27
1
1,025,000 998,327
CSC Holdings LLC
6.50% 02/01/29
1
2,650,000 2,171,980
7.50% 04/01/28
1
1,947,000 1,328,243
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
8,511,000 1,010,681
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
4,505,000 4,082,309
Gray Escrow II, Inc.
5.38% 11/15/31
1
1,329,000 963,739
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
3,214,000 2,888,341
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,10,11
7,892,000 —
9.75% 07/15/25
†,1,3,5,6,10,11
6,820,000 —
Level 3 Financing, Inc.
3.75% 07/15/29
1
1,750,000 1,261,225
3.88% 11/15/29
1
3,455,000 2,732,682
National CineMedia LLC
5.88% 04/15/28
1
786,000 182,057
Netflix, Inc.
4.63% 05/15/29 3,910,000 4,111,605
Scripps Escrow, Inc.
5.88% 07/15/27
1
2,082,000 1,873,800
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
8,494,000 6,535,536
Tencent Holdings Ltd.
(Cayman Islands)
3.84% 04/22/51
1,3
3,585,000 2,573,747
Time Warner Cable LLC
5.50% 09/01/41 4,443,000 3,703,802
T-Mobile USA, Inc.
2.55% 02/15/31 2,190,000 1,794,363
2.63% 02/15/29 565,000 479,053
3.88% 04/15/30 8,237,000 7,480,519
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
50,000 38,670
4.88% 06/19/49
3
1,328,000 1,116,002
5.25% 05/30/48
3
6,292,000 5,572,130
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
495,000 405,118
75,302,968
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary — 1.67%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 $ 3,200,000 $ 3,032,532
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
3,585,000 3,481,746
5.15% 05/15/38
1,3
1,500,000 1,361,883
BAT Capital Corp.
2.73% 03/25/31 915,000 714,136
4.54% 08/15/47 500,000 355,168
5.65% 03/16/52 4,125,000 3,443,951
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
4,450,000 3,464,080
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,439,028
3.50% 07/26/26
1,3
2,520,000 2,313,359
4.25% 07/21/25
1,3
1,880,000 1,798,147
Reynolds American, Inc.
5.85% 08/15/45 12,245,000 10,508,421
WarnerMedia Holdings, Inc.
4.28% 03/15/32
1
5,000 4,125
5.05% 03/15/42
1
7,970,000 6,137,195
5.14% 03/15/52
1
11,287,000 8,303,313
46,357,084
Electric — 0.98%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,028,294
Cleco Power LLC
6.00% 12/01/40 825,000 805,771
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,357,604
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 1,385,705
Duke Energy Corp.
3.85% 06/15/34 1,840,000 1,815,423
Eskom Holdings SOC Ltd.,
Series REGS
(South Africa)
7.13% 02/11/25
3
800,000 730,479
FirstEnergy Transmission LLC
2.87% 09/15/28
1
9,558,000 8,357,584
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,512,140
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
350,000 293,370
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,081,838
27,368,208

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy — 2.88%
Energy Transfer LP
4.40% 03/15/27 $ 1,448,000 $ 1,376,225
4.95% 06/15/28 375,000 363,331
5.00% 05/15/50 902,000 729,335
5.15% 03/15/45 1,901,000 1,591,007
5.40% 10/01/47 4,716,000 4,019,089
6.13% 12/15/45 500,000 465,335
Energy Transfer LP,
Series B
6.63%
4,9
3,889,000 2,902,166
Energy Transfer Operating LP
5.30% 04/15/47 1,765,000 1,490,933
6.25% 04/15/49 5,000 4,674
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
1,849,320 1,576,545
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 4,137,000 3,795,160
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
336,000 250,918
4.75% 04/19/27
3
205,000 189,728
5.38% 04/24/30
3
2,424,000 2,178,742
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 589,036
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 937,551
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
1,929,000 1,719,744
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 3,959,180
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
557,000 342,699
6.75% 09/21/47
3
3,815,000 2,442,682
6.95% 01/28/60
3
1,595,000 1,014,221
7.69% 01/23/50
3
4,993,000 3,466,059
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
2,550,000 2,113,185
3.50% 04/21/30
1,3
3,405,000 3,109,446
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 1,742,864
4.50% 12/15/26 1,505,000 1,447,886
QatarEnergy Trading LLC,
Series REGS
(Qatar)
2.25% 07/12/31
3
1,000,000 830,181
Rockies Express Pipeline LLC
4.80% 05/15/30
1
2,000,000 1,772,500
4.95% 07/15/29
1
1,000,000 913,491
6.88% 04/15/40
1
3,175,000 2,665,685
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
$ 3,943,939 $ 4,298,894
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
1,100,000 1,004,630
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 2,736,280
3.88% 11/15/25 2,410,000 2,327,353
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
2,776,000 2,854,547
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,326,790
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
3,629,500 3,537,674
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,444,400 1,425,079
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 3,877,000 3,631,219
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
2,000,000 1,635,184
4.13% 08/15/31
1
3,891,000 3,321,301
80,098,549
Entertainment — 0.03%
Cinemark USA, Inc.
5.25% 07/15/28
1
1,018,000 763,500
Finance — 4.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
11,100,000 9,328,153
3.30% 01/30/32
3
2,649,000 2,071,209
3.88% 01/23/28
3
1,090,000 975,302
Air Lease Corp.
2.25% 01/15/23 2,000,000 1,998,123
American Express Co.,
Series D
3.55%
4,9
2,350,000 1,928,460
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,278,000 4,226,455
2.88% 02/15/25
1,3
4,555,000 4,209,727
3.95% 07/01/24
1,3
1,035,000 992,629
Capital One Financial Corp.
1.88% 11/02/27
4
2,970,000 2,602,148
3.27% 03/01/30
4
2,675,000 2,298,443
Charles Schwab Corp. (The)
5.00%
4,9
2,020,000 1,849,307
Citigroup, Inc.
1.46% 06/09/27
4
2,575,000 2,237,555

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.57% 06/03/31
4
$ 6,390,000 $ 5,182,268
2.67% 01/29/31
4
1,500,000 1,232,109
2.98% 11/05/30
4
2,380,000 2,001,889
3.06% 01/25/33
4
17,748,000 14,358,218
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
2,020,000 1,824,795
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
5,565,000 5,332,995
1.95% 10/21/27
4
6,295,000 5,499,461
2.38% 07/21/32
4
6,585,000 5,111,004
2.62% 04/22/32
4
3,225,000 2,579,645
2.65% 10/21/32
4
18,803,000 14,893,155
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
2,249,000 1,966,819
JPMorgan Chase & Co.
1.05% 11/19/26
4
6,095,000 5,374,783
1.56% 12/10/25
4
2,290,000 2,121,438
2.55% 11/08/32
4
6,250,000 4,943,429
2.95% 02/24/28
4
2,625,000 2,379,324
Morgan Stanley
0.79% 05/30/25
4
1,395,000 1,297,661
2.48% 09/16/36
4
6,995,000 5,106,763
2.95% 05/07/32
4
3,250,000 3,076,044
5.30% 04/20/37
4
73,000 66,854
Morgan Stanley
(GMTN)
2.24% 07/21/32
4
4,715,000 3,615,550
Morgan Stanley
(MTN)
1.93% 04/28/32
4
3,360,000 2,530,866
2.51% 10/20/32
4
850,000 664,876
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
3,890,000 3,429,954
3.77% 03/08/24
1,3,4
2,570,000 2,556,095
4.36% 08/01/24
1,3,4
2,490,000 2,458,002
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
455,000 453,911
5.50% 02/15/24
1,3
861,000 850,157
UBS Group AG
(Switzerland)
4.70% 08/05/27
1,3,4
1,935,000 1,873,633
Vonovia SE
(Georgia)
1.50% 06/14/41
3
600,000 355,571
137,854,780
Food — 0.77%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
2,412,000 1,402,771
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
796,000 650,055
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
5.75% 04/01/33
1,3
$ 6,200,000 $ 5,929,217
6.50% 12/01/52
1,3
1,555,000 1,484,191
Kraft Heinz Foods Co.
5.20% 07/15/45 1,000,000 927,547
Pilgrim's Pride Corp.
4.25% 04/15/31
1
4,000,000 3,406,756
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
4,209,000 3,470,635
Smithfield Foods, Inc.
2.63% 09/13/31
1
4,690,000 3,371,235
TreeHouse Foods, Inc.
4.00% 09/01/28 1,000,000 851,600
21,494,007
Health Care — 2.81%
American Medical Systems Europe BV
(Netherlands)
1.88% 03/08/34
3
2,000,000 1,708,412
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
9,281,000 8,730,917
4.63% 06/25/38
1
2,775,000 2,427,633
4.88% 06/25/48
1
4,415,000 3,828,539
5.50% 08/15/25
1
2,000,000 1,979,085
Cano Health LLC
6.25% 10/01/28
1
1,757,000 1,071,770
Centene Corp.
2.45% 07/15/28 11,838,000 9,997,074
4.25% 12/15/27 2,830,000 2,660,393
CommonSpirit Health
2.78% 10/01/30 3,680,000 3,029,939
3.91% 10/01/50 1,220,000 908,549
CVS Health Corp.
5.05% 03/25/48 5,417,000 4,894,904
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 3,979,000 3,311,996
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
1,000,000 740,221
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
1,064,000 921,236
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
3
1,800,000 1,624,925
HCA, Inc.
3.63% 03/15/32
1
6,060,000 5,131,551
4.13% 06/15/29 2,400,000 2,196,081
4.63% 03/15/52
1
855,000 670,283
5.25% 06/15/49 4,670,000 3,999,448
5.38% 09/01/26 1,600,000 1,584,432
5.50% 06/15/47 3,785,000 3,408,090
ModivCare, Inc.
5.88% 11/15/25
1
1,311,000 1,233,148

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Molina Healthcare, Inc.
3.88% 11/15/30
1
$ 1,378,000 $ 1,178,190
Prestige Brands, Inc.
3.75% 04/01/31
1
3,359,000 2,774,350
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
4,031,000 3,401,156
Tenet Healthcare Corp.
6.13% 10/01/28
1
3,367,000 3,027,573
Universal Health Services, Inc.
1.65% 09/01/26
1
1,500,000 1,294,029
2.65% 01/15/32
1
590,000 450,009
78,183,933
Industrials — 1.36%
Amcor Finance USA, Inc.
3.63% 04/28/26 2,125,000 2,016,191
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
3,722,000 2,811,375
Artera Services LLC
9.03% 12/04/25
1
4,010,000 3,364,978
Berry Global, Inc.
1.50% 01/15/27
1
1,595,000 1,522,852
1.57% 01/15/26 1,740,000 1,554,772
4.88% 07/15/26
1
1,195,000 1,153,236
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,414,719
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
400,000 317,221
2.00% 02/15/33
3
300,000 236,374
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
10,370,000 8,573,417
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.88% 03/14/34
3
4,170,000 3,224,700
OT Merger Corp.
7.88% 10/15/29
1
7,500,000 3,880,277
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
3
1,055,000 896,326
37,966,438
Information Technology — 0.72%
Broadcom, Inc.
3.42% 04/15/33
1
2,350,000 1,889,826
Gen Digital, Inc.
6.75% 09/30/27
1
1,560,000 1,533,445
Lenovo Group Ltd.
(Hong Kong)
6.54% 07/27/32
1,3
1,210,000 1,169,723
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
NCR Corp.
5.13% 04/15/29
1
$ 4,863,000 $ 4,072,465
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
1,510,000 1,525,100
Oracle Corp.
2.88% 03/25/31 1,245,000 1,033,697
3.60% 04/01/40 2,400,000 1,769,358
3.60% 04/01/50 2,000,000 1,354,900
3.80% 11/15/37 1,490,000 1,173,472
3.95% 03/25/51 1,901,000 1,371,400
4.00% 11/15/47 2,050,000 1,507,070
6.90% 11/09/52 1,520,000 1,646,296
20,046,752
Insurance — 1.41%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
660,000 549,368
6.00% 08/01/29
1
2,272,000 1,826,120
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
3,412,000 3,081,582
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 2,065,000 1,602,722
AssuredPartners, Inc.
5.63% 01/15/29
1
1,795,000 1,479,689
Athene Global Funding
1.99% 08/19/28
1
8,980,000 7,271,850
2.72% 01/07/29
1
1,535,000 1,269,999
3.21% 03/08/27
1
2,225,000 1,986,380
Brown & Brown, Inc.
4.95% 03/17/52 2,980,000 2,438,211
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 154,592
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 2,385,101
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 3,060,626
8.63% 05/01/24
1
942,000 972,219
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
3,825,000 3,816,012
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
1,645,000 1,144,776
4.38% 09/15/54
1,4
6,470,000 6,207,407
39,246,654
Materials — 0.28%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
2,460,000 1,982,989
7.50% 09/30/29
1
1,020,000 654,094
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
5,432,000 4,461,302
Valvoline, Inc.
3.63% 06/15/31
1
1,000,000 821,830
7,920,215

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.25%
American Assets Trust LP
3.38% 02/01/31 $ 4,005,000 $ 3,179,425
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
1,800,000 1,562,289
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
525,000 439,810
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
2,660,000 224,770
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3
1,070,000 448,062
CubeSmart LP
2.50% 02/15/32 4,075,000 3,124,364
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
2,600,000 1,943,248
1.50% 03/15/30
3
2,140,000 1,786,150
Digital Intrepid Holding BV
(Netherlands)
1.38% 07/18/32
3
1,000,000 760,381
Extra Space Storage LP
2.35% 03/15/32 2,130,000 1,617,129
3.90% 04/01/29 593,000 533,237
GLP Capital LP/GLP Financing II, Inc.
5.30% 01/15/29 2,280,000 2,176,670
5.38% 04/15/26 6,060,000 5,955,145
5.75% 06/01/28 6,241,000 6,147,382
Healthcare Reality Holdings LP
2.00% 03/15/31 1,465,000 1,112,430
3.50% 08/01/26 2,257,000 2,099,684
Healthcare Realty Holdings LP
2.05% 03/15/31 261,000 191,371
3.63% 01/15/28 625,000 555,297
3.88% 05/01/25 2,190,000 2,092,846
Hudson Pacific Properties LP
3.25% 01/15/30 675,000 516,729
3.95% 11/01/27 2,500,000 2,130,758
5.95% 02/15/28 955,000 892,567
Invitation Homes Operating Partnership LP
2.70% 01/15/34 1,585,000 1,159,571
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,598,022
Piedmont Operating Partnership LP
3.40% 06/01/23 4,520,000 4,477,465
Prologis Euro Finance LLC
0.50% 02/16/32 1,415,000 1,076,596
1.00% 02/06/35 930,000 684,207
1.00% 02/16/41 850,000 518,521
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
2,095,000 1,683,316
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6
$ 2,515,000 $ 546,763
6.80% 10/20/24
3,5,6,10,11
720,000 160,420
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3,5,6
1,040,000 174,616
VICI Properties LP
5.13% 05/15/32 5,076,000 4,712,330
5.63% 05/15/52 713,000 631,352
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
235,000 213,997
3.88% 02/15/29
1
2,060,000 1,808,431
4.50% 09/01/26
1
1,150,000 1,097,934
4.50% 01/15/28
1
765,000 706,227
4.63% 06/15/25
1
320,000 307,032
5.75% 02/01/27
1
1,400,000 1,367,695
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3,5,6
1,810,000 101,360
62,515,599
Retail — 0.52%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
1,175,000 1,082,136
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
5,439,000 4,623,150
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
5,028,000 4,074,440
FirstCash, Inc.
5.63% 01/01/30
1
840,000 752,238
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 3,868,951
14,400,915
Services — 0.72%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
2,013,000 1,849,328
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
4,036,000 3,992,916
Global Payments, Inc.
5.40% 08/15/32 1,420,000 1,355,476
5.95% 08/15/52 2,390,000 2,177,224
Hertz Corp. (The)
5.00% 12/01/29
1
6,852,000 5,215,400
Waste Pro USA, Inc.
5.50% 02/15/26
1
6,169,000 5,461,786
20,052,130
Transportation — 0.08%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 1,962,780 1,764,412

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 $ 437,867 $ 436,813
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 49,491 47,714
2,248,939
Total Corporates
(Cost $998,953,662) 874,743,773
FOREIGN GOVERNMENT OBLIGATIONS — 3.42%
Foreign Government Obligations — 3.42%
Abu Dhabi Government International Bond,
Series REGS (EMTN)
(United Arab Emirates)
3.13% 04/16/30
3
1,100,000 1,023,210
Bahrain Government International Bond,
Series REGS
(Bahrain)
7.00% 01/26/26
3
500,000 513,937
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
3,400,000 3,214,700
3.88% 06/12/30
3
3,010,000 2,618,098
4.63% 01/13/28
3
830,000 796,800
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
3,764,000 3,132,315
2.55% 01/27/32
3
1,257,000 1,032,751
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
3,773,000 2,893,891
3.13% 04/15/31
3
2,000,000 1,491,427
4.50% 01/28/26
3
2,605,000 2,454,692
8.00% 04/20/33
3
200,000 201,000
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,333,330
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
1,530,000 1,275,731
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
700,000 572,155
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
1,700,000 1,530,000
Guatemala Government Bond
Series REGS
(Guam)
4.90% 06/01/30
3
550,000 522,376
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Guatemala Government Bond,
Series REGS
(Guam)
3.70% 10/07/33
3
$ 4,515,000 $ 3,735,711
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
4,200,000 3,108,189
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
3,600,000 3,233,025
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
6,531,000 5,277,048
3.75% 01/11/28
3
5,025,000 4,758,172
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
4,640,000 4,590,352
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
3,000,000 2,232,766
3.16% 01/23/30
3
6,851,000 5,915,728
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
3,926,000 3,166,580
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
2,100,000 1,847,297
Peruvian Government International Bond
(Peru)
1.86% 12/01/32
3
1,000,000 732,780
2.78% 01/23/31
3
1,160,000 962,800
2.84% 06/20/30
3
4,025,000 3,413,613
4.13% 08/25/27
3
525,000 505,312
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
1,241,000 994,413
1.95% 01/06/32
3
930,000 760,554
2.46% 05/05/30
3
2,534,000 2,217,250
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
540,000 524,116
4.50% 04/23/28
3
3,226,000 3,246,324
Republic of Poland Government International Bond
(Poland)
5.75% 11/16/32
3
560,000 598,227
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
2,607,000 2,331,440
4.85% 09/30/29
3
2,955,000 2,639,258
5.88% 04/20/32
3
1,064,000 964,729
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31

4,400,000 3,482,406

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
$ 2,220,000 $ 2,031,411
3.63% 03/04/28
3
2,675,000 2,555,829
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
2,788,717 2,783,140
Total Foreign Government Obligations
(Cost $108,099,173) 95,214,883
MORTGAGE-BACKED — 63.26%**
Non-Agency Commercial Mortgage-Backed — 8.78%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
7,801,704 7,473,112
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
1.50% 10/01/38
1,2
5,581,973 5,245,030
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.60%)
5.93% 06/15/36
1,2,3
9,831,000 9,456,446
AREIT Trust,
Series 2020-CRE4, Class B
(Cayman Islands)
(SOFR30A plus 4.26%)
8.07% 04/15/37
1,2,3
6,464,394 6,415,993
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
7,985,000 7,225,660
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(LIBOR USD 1-Month plus 1.90%)
6.22% 03/15/37
1,2
8,585,000 8,429,086
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class A
2.63% 01/15/32
1
5,000,000 4,293,873
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47% 01/15/32
1,4
98,610,000 1,559,271
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
3,250,000 3,070,275
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(LIBOR USD 1-Month plus 3.89%)
8.21% 10/15/38
1,2
10,564,552 9,616,404
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 5,925,560
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
2,020,000 1,753,262
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(LIBOR USD 1-Month plus 2.55%)
6.87% 12/15/37
1,2
$ 9,700,000 $ 9,263,312
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(LIBOR USD 1-Month plus 3.25%)
7.57% 12/15/37
1,2
8,503,000 7,956,273
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.37% 08/10/49
4
60,053,590 2,136,869
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.31% 02/10/48
4
59,841,787 1,215,548
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.26% 10/15/45
4
10,452,440 432
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.09% 12/10/45
4
1,104,009 37
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.72% 11/10/46
4
58,898,152 258,454
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
0.94% 04/10/47
4
99,087,880 816,960
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
1,4
68,872,262 745,577
Credit Suisse Mortgage Capital Trust,
Series 2020-TMIC, Class A
(LIBOR USD 1-Month plus 3.00%)
7.82% 12/15/35
1,2
11,515,000 11,481,967
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.55% 06/15/52
4
90,794,751 6,439,858
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
7.34% 12/15/22
1,2
7,192,468 —
CSMC,
Series 2021-BPNY, Class A
(LIBOR USD 1-Month plus 3.71%)
8.03% 08/15/23
1,2
12,734,000 12,237,215
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83% 08/10/36
1
4,000,000 3,252,600
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,151,919
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
40,999,000 265,559
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.01% 04/10/47
4
55,359,890 451,481

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
$ 9,212,000 $ 7,296,067
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
6,555,000 5,507,915
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
3,131,000 2,121,476
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 9,855,056
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
9.35% 04/15/37
1,2
5,424,749 4,412,092
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class E
(LIBOR USD 1-Month plus 1.55%)
5.87% 12/15/37
1,2
5,187,750 4,875,531
KREF Ltd.,
Series 2021-FL2, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
5.63% 02/15/39
1,2,3
6,900,000 6,483,810
Life Mortgage Trust,
Series 2021-BMR, Class G
(LIBOR USD 1-Month plus 2.95%)
7.27% 03/15/38
1,2
10,535,474 9,919,124
Med Trust,
Series 2021-MDLN, Class F
(LIBOR USD 1-Month plus 4.00%)
8.32% 11/15/38
1,2
4,000,000 3,688,418
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
7.20% 11/15/35
1,2
11,579,000 11,221,682
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
8.55% 11/15/35
1,2
4,850,000 4,579,490
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21% 02/12/40
1,4
147,585,000 1,925,940
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
4
68,137,111 1,054,217
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.69% 05/15/48
4
103,984,020 1,516,069
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.28% 07/11/40
1,4
4,000,000 3,566,478
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MSCG Trust,
Series 2018-SELF, Class E
(LIBOR USD 1-Month plus 2.15%)
6.47% 10/15/37
1,2
$ 4,625,104 $ 4,321,869
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
1,095,000 870,183
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 1,264,849
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
10,000,000 6,090,828
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
1,4
13,330,000 7,066,181
VMC Finance LLC,
Series 2021-HT1, Class B
(LIBOR USD 1-Month plus 4.50%)
8.84% 01/18/37
1,2
10,000,000 9,379,932
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
4
40,111,428 426,388
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.58% 03/15/59
4
77,076,147 3,035,340
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.18% 12/15/45
1,4
12,758,806 425
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.65% 06/15/46
4
58,270,381 32,346
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.55% 10/15/57
4
74,314,821 536,657
244,186,396
Non-Agency Mortgage-Backed — 33.45%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.92% 04/25/36
2
146,944 146,293
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
4.69% 06/25/36
2
4,714,751 3,430,757
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(LIBOR USD 1-Month plus 0.16%)
4.55% 12/25/36
2
53,098,339 15,489,131
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
4.54% 08/25/36
2
26,086 25,994

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 03/25/37
2
$ 28,438,153 $ 13,928,473
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.76%)
5.15% 03/25/37
2
2,274,188 1,103,016
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.98% 08/25/35
4
1,247,225 978,431
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
4.18% 03/25/37
4
1,485,839 1,285,100
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,372,150 3,440,152
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
3.53% 01/25/36
2
2,575,904 2,289,803
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.57% 08/25/36
4
2,214,191 1,887,420
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 03/25/46
2
8,717,217 7,365,919
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
4.79% 03/25/46
2
2,702,337 2,253,879
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
4.75% 04/25/36
2
38,892,219 12,085,572
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
5.64% 06/25/37
2
16,959,620 12,046,713
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
5.39% 06/25/37
2
3,054,254 2,471,480
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
5.36% 12/25/34
2
1,180,961 1,074,896
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.48%)
2.80% 07/25/36
2
9,754,000 9,197,215
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 $ 440,765 $ 416,521
Banc of America Funding Trust,
Series 2004-B, Class 5A1
4.08% 11/20/34
4
153,283 146,102
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.41% 05/20/36
4
622,284 522,569
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
4.36% 05/27/36
1,4
9,949,852 9,311,501
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
3.94% 12/25/35
4
711,224 627,049
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.36%)
4.75% 03/25/37
2
2,545,026 2,270,651
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
3.03% 03/26/36
1,4
1,160,304 1,132,742
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
3.34% 04/25/35
4
850,476 765,771
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
4.93% 10/25/35
2
5,332,485 4,772,944
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
5.23% 10/25/35
2
953,645 886,324
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
330,757 292,285
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 19,433 19,005
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.40%)
4.79% 09/25/47
2
4,735,721 4,177,851
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
4.60% 06/25/37
2
3,577,554 3,038,825
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
5.36% 05/25/35
2
123,565 123,461
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(LIBOR USD 1-Month plus 0.24%)
4.63% 10/25/36
2
14,364,300 11,423,909

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
4.91% 02/25/36
2
$ 1,365,134 $ 1,314,111
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/23)
4.25% 08/25/54
1
6,962,754 6,115,303
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.12% 02/25/37
4
442,964 422,236
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
3,540,442 3,380,608
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
7,000,097 6,353,047
CIM Trust,
Series 2020-NR1, Class A (STEP-reset date 02/25/23)
3.45% 06/26/62
1
10,554,763 10,350,654
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
10,859,211 9,409,134
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
6,926,608 6,535,596
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
5,412,821 4,629,208
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
8,837,013 7,766,134
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 02/25/23)
2.57% 06/25/57
1
4,224,169 3,969,022
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/23)
2.82% 10/25/61
1
13,963,097 12,948,016
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 13,480,642
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
11,684,744 10,161,153
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,4
10,243,493 7,173,705
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
9,475,088 7,970,630
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.55% 06/25/36
4
76,406 70,032
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
4.71% 12/25/36
2
6,355,801 3,975,725
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(LIBOR USD 1-Month plus 0.46%)
4.85% 12/25/36
2
$ 6,792,459 $ 4,265,462
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
4.65% 11/25/35
2
42,095 34,765
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.41%)
4.79% 08/25/36
2
159,632 159,652
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
4.97% 04/25/35
2
2,623,037 2,404,544
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
4.99% 05/25/35
2
63,629 52,560
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
4.47% 11/25/33
4
340,648 323,410
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 530,613 282,737
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
3.03% 06/25/34
4
29,049 28,269
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 24,960 12,437
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.46% 02/25/60
1,4
10,070,589 9,969,344
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.38% 04/25/61
1,4
12,150,841 10,970,044
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 02/25/23)
3.02% 12/25/36 665,283 498,477
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.22%)
4.61% 11/25/36
2
7,247,856 3,456,375
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 02/25/23)
3.10% 01/25/37 2,516,362 777,938
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.58% 04/25/37
2
824,920 798,542

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
19 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.96% 04/25/37
2
$ 1,319,526 $ 908,860
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/23)
3.55% 02/25/37 4,371,619 2,684,276
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/23)
3.55% 02/25/37 1,046,311 659,961
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/23)
3.24% 03/25/37 5,521,957 2,115,000
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,885,926 2,508,966
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
8,521,894 7,735,250
CSMCM Trust,
Series 2018-SP3, Class CERT
2.33% 10/25/58
1,4
13,696,130 11,259,872
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
5.06% 01/19/45
2
441,299 354,075
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
4.92% 10/19/45
2
3,424,793 2,909,273
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
4.54% 10/19/36
2
5,434,668 3,707,538
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
4.48% 03/19/37
2
1,224,955 965,086
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.14% 09/25/39
1,2
6,300,000 6,093,936
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
7.03% 10/25/41
1,2
2,500,000 2,356,393
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1
(SOFR30A plus 3.30%)
7.23% 11/25/41
1,2
10,000,000 9,496,874
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
9.43% 12/25/41
1,2
$ 1,950,000 $ 1,678,553
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
4.71% 10/25/36
2
12,417,435 8,476,304
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
4.60% 12/25/37
2
745,983 665,594
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
4.13% 03/25/36
2
2,814,003 2,775,840
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(LIBOR USD 1-Month plus 0.41%)
4.79% 04/25/36
2
3,860,000 2,922,446
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
4.89% 06/25/36
2
8,650,000 7,593,199
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
4.61% 01/25/38
2
3,989,847 2,135,642
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
4.49% 03/25/37
2
550,800 278,637
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
3.86% 09/25/34
4
148,508 134,121
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
3.86% 09/25/34
4
228,360 206,236
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
4.23% 12/25/35
4
785,371 650,038
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
4.03% 02/25/36
4
1,027,275 724,916
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA2, Class 2A1
3.94% 04/25/35
4
1,423,024 1,382,552
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
4.20% 05/25/35
4
1,120,022 1,011,153
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
3.74% 09/25/35
4
1,400,169 1,210,584
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
3.83% 10/25/35
4
1,720,693 1,163,998

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
4.04% 11/25/35
4
$ 1,039,012 $ 889,802
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
3.86% 03/25/36
4
1,194,639 910,126
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
4.18% 01/25/37
4
1,985,914 1,484,479
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
3.29% 09/25/35
4
1,319,482 877,522
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
3.93% 10/25/35
4
45,452 42,422
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
4.31% 11/25/35
4
573,513 458,367
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
3.80% 08/25/37
4
53,343 18,302
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2
(SOFR30A plus 2.30%)
6.23% 08/25/33
1,2
9,435,000 9,337,108
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
6.03% 10/25/33
1,2
5,245,000 5,149,040
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
6.18% 08/25/33
1,2
9,450,000 8,712,824
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
5.98% 12/25/33
1,2
5,000,000 4,389,499
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
5.78% 01/25/42
1,2
3,485,000 3,313,745
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
4.20% 09/19/35
4
1,257,736 869,268
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.88% 09/19/35
4
1,011,238 857,601
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.98% 04/19/36
4
2,694,457 2,033,286
Greenpoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
4
4,823,585 3,620,015
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
4.79% 03/25/47
2
$ 8,729,039 $ 7,696,378
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
4.53% 01/25/37
2
18,073,355 11,382,837
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
1.11% 09/25/35
2,5,6
11,335 170
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.65% 07/25/35
4
363,570 335,998
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
3.16% 04/25/36
4
172,466 113,223
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.22% 05/25/37
4
456,222 394,174
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
4.96% 11/19/35
2
1,809,465 1,483,304
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
4.76% 09/19/46
2
8,618,462 7,345,249
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
4.54% 08/19/37
2
9,815,413 8,012,754
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
5.09% 03/25/36
2
1,433,184 1,408,471
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.02% 11/25/35
2
1,556,335 1,516,086
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 10/25/36
2
11,007,782 3,648,091
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
4.65% 12/25/36
2
27,013,751 11,423,494
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(LIBOR USD 1-Month plus 0.10%)
4.49% 07/25/36
2
10,271,008 4,695,985

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
21 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(LIBOR USD 1-Month plus 0.20%)
4.59% 07/25/36
2
$ 11,368,027 $ 5,220,283
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(LIBOR USD 1-Month plus 0.50%)
4.89% 07/25/36
2
9,940,808 4,620,261
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
4.91% 04/25/35
2
1,962,714 1,796,521
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
4.95% 07/25/35
2
8,326,668 5,917,970
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.04% 10/25/35
4
1,803,023 1,429,145
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.54%)
4.93% 10/25/36
2
5,126,807 2,404,632
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
4.89% 05/25/46
2
10,822,859 10,315,066
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
2.97% 05/25/36
4
213,325 175,033
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.13% 06/25/36
4
2,771,716 2,268,123
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
4.57% 07/25/37
2
12,351,740 11,089,036
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 21,722 22,329
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.41%)
4.79% 05/25/36
2
120,793 128,873
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
4.68% 07/25/36
2
2,989,584 2,973,161
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(LIBOR USD 1-Month plus 0.13%)
4.52% 12/25/36
2
7,327,211 4,414,016
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
4.54% 12/25/36
2
$ 9,143,149 $ 4,586,285
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
3.96% 08/25/35
4
16,632 13,737
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.89% 05/25/36
4
17,491 14,665
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 3,617 3,648
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
6.14% 01/28/70
1,2
2,742,446 2,741,942
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
4.69% 11/25/35
2
900,052 872,167
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
4.89% 08/25/46
2
13,378,025 11,782,785
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
4.81% 06/25/46
2
3,629,370 3,214,876
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
5.74% 10/25/37
2
3,058,411 2,773,625
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(LIBOR USD 1-Month plus 0.36%)
4.75% 03/25/46
2
6,402,762 5,257,774
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
4.61% 10/25/36
2
49,458,023 15,241,709
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.39% 11/25/33
4
104,619 96,357
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
4.53% 10/25/34
4
83,270 79,105
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.30% 04/25/34
4
31,003 28,791
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
2.85% 12/25/46
2
16,597,846 12,000,783

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.30%)
4.69% 03/25/47
2
$ 2,274,089 $ 2,006,144
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(LIBOR USD 1-Month plus 0.36%)
4.75% 02/25/36
2
16,482,125 6,441,350
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
4.67% 05/25/37
2
3,150,000 2,417,748
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(LIBOR USD 1-Month plus 0.05%)
4.44% 01/25/37
2
16,545,425 4,724,918
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.05% 04/25/37
2,5,6
883,581 38,984
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.42%)
4.81% 04/25/37
2
7,759,066 6,446,216
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
4.89% 04/25/37
2
17,285,976 6,939,215
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
4.64% 07/25/37
2
891,145 604,847
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(LIBOR USD 1-Month plus 0.85%)
5.24% 10/25/37
2
23,400,748 13,779,209
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.30% 10/25/33
4
69,660 66,705
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.18% 08/25/36
2
687,267 602,461
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
4.97% 02/25/36
2
1,157,633 1,144,566
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
4.69% 06/25/36
2
9,324,217 4,897,446
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
4.87% 06/25/36
2
9,946,834 5,274,639
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(LIBOR USD 1-Month plus 0.19%)
4.58% 05/25/37
2
$ 22,251,483 $ 15,671,052
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
4.91% 04/25/36
2
11,998,080 8,406,614
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.31% 09/25/34
4
203,398 190,325
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 44,851 41,844
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
5.77% 05/25/35
2
567,451 526,935
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.05% 02/25/36
2
48,662 48,626
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 02/25/36
2
204,769 199,708
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.25% 08/25/35
4
2,241,281 1,570,683
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/23)
6.00% 07/25/59
1
9,188,866 9,040,749
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,246,882 2,774,063
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
5.11% 07/25/35
2
339,061 341,491
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
4.57% 04/25/37
2
13,011,353 7,675,983
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
4.56% 05/25/37
2
19,190,000 10,186,140
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
4.81% 01/25/37
2
4,487,430 4,248,809
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(LIBOR USD 1-Month plus 0.60%)
4.99% 05/25/37
2
7,044,957 6,427,263

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
23 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
4.70% 06/25/47
2
$ 4,873,288 $ 4,363,354
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/23)
6.50% 06/25/52
1
16,833,000 15,277,462
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 01/25/23)
3.72% 07/25/51
1
15,630,760 14,662,081
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
1,4
14,985,000 13,567,022
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/23)
2.36% 10/25/26
1
13,849,146 12,578,966
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
9,285,317 8,365,617
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 42,462 38,117
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.51% 12/25/35
4
1,398,288 1,117,285
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.64% 04/25/35
4
7,758 7,516
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
3.84% 07/25/35
4
496,052 455,530
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
4.26% 07/25/35
4
569,822 327,533
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 3,449 2,090
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 342,902 276,962
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(LIBOR USD 1-Month plus 0.20%)
4.59% 05/25/37
2
12,870,474 11,434,629
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(LIBOR USD 1-Month plus 0.38%)
4.77% 07/25/37
2
7,859,244 7,100,939
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
1,538,015 8,547
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,941,886 1,622,842
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
3.66% 04/25/37
4
$ 235,308 $ 135,743
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
4.63% 05/25/47
2
13,070,870 9,295,446
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/23)
2.91% 01/25/36 3,642,121 2,848,902
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(LIBOR USD 1-Month plus 0.38%)
4.77% 11/25/36
1,2
8,959,017 4,243,693
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
4.62% 02/25/37
2
5,956,925 2,758,301
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
4.59% 05/25/37
2
9,833,317 6,043,879
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
4.69% 12/25/36
2
5,614,364 3,481,292
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.33%)
4.72% 12/25/36
2
40,409 40,420
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(LIBOR USD 1-Month plus 0.21%)
4.60% 06/25/37
2
18,940,673 13,567,507
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
4.65% 02/25/37
2
984,614 288,428
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(LIBOR USD 1-Month plus 0.23%)
4.62% 04/25/37
2
20,116,670 14,344,268
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
3.93% 09/25/34
4
351,762 339,640
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
3.89% 03/25/34
4
713,219 662,487
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
4.07% 06/25/35
4
282,957 254,224
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
4.23% 11/25/35
4
723,904 580,223

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
3.85% 04/25/35
4
$ 2,004,142 $ 1,859,048
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 12/25/36
2
994,692 896,180
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
5.19% 07/25/34
2
8,415,870 8,120,668
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
3.13% 05/25/36
4
444,303 244,443
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
4.81% 05/25/36
2
186,534 141,052
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
4.51% 08/25/36
2
6,359,818 5,347,803
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
3.55% 08/25/47
2
9,158,043 7,544,320
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
5.62% 02/25/35
2
55,398 54,650
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
5.87% 03/25/35
2
912,867 874,626
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
3.99% 11/25/33
4
17,889 17,355
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
3.69% 10/25/37
4
833,385 704,197
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
4.21% 01/25/37
4
310,804 299,953
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
4.16% 01/25/37
4
73,783 68,239
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.46% 06/25/57
1,4
8,650,000 6,856,788
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/23)
2.24% 02/27/51
1
12,572,099 11,427,373
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
4.50% 01/25/37
2
$ 5,314,887 $ 2,436,261
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
4.61% 02/25/37
2
28,373,632 8,651,475
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
5.11% 11/25/34
2
108,933 97,555
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
3.95% 01/25/35
4
354,358 321,232
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
5.23% 05/25/44
2
10,589 10,510
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.81% 10/25/35
4
737,276 671,402
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77% 12/25/35
4
16,950 15,348
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
3.84% 12/25/35
4
925,354 833,247
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/45
2
345,085 331,438
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.03% 07/25/45
2
424,583 388,085
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
3.05% 02/25/46
2
3,167,285 2,754,788
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
2.63% 05/25/46
2
1,401,265 1,209,912
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
3.03% 07/25/46
2
3,063,506 2,614,225
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
2.94% 03/25/37
4
1,567,214 1,223,665

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
25 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
2.80% 06/25/47
2
$ 1,263,297 $ 978,511
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 01/25/47
2
4,495,461 4,073,891
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,329,647 1,110,712
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.64%)
5.03% 03/25/37
2
4,690,000 4,086,375
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
4.51% 10/25/36
4
328,364 299,363
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
2.95% 04/25/36
4
71,433 65,153
930,610,278
U.S. Agency Commercial Mortgage-Backed — 1.27%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.03% 07/25/39
4
11,515,530 252,225
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.09% 04/25/36
4
8,275,005 74,898
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.67% 01/25/39
4
21,052,795 332,262
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 3,699,761
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
14,520,699 1,210,388
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.17% 04/25/23
4
323,039,074 92,308
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.63% 02/25/43
4
58,000,000 1,778,318
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.61% 10/25/43
4
44,865,280 1,800,791
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.16% 01/25/26
4
52,300,247 1,514,565
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.64% 04/25/44
4
$ 32,000,000 $ 1,424,701
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.24% 05/25/26
4
54,740,574 1,846,197
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.17% 07/25/26
4
120,098,915 3,876,180
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
0.90% 04/25/24
4
102,110,966 831,975
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
4
86,090,918 2,790,168
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.72% 09/25/26
4
83,159,012 1,563,198
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
4.51% 04/25/24
2
828,741 825,594
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.04% 03/25/26
4
113,104,323 3,170,795
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.22% 12/25/27
4
49,531,000 2,191,136
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.05% 08/25/26
4
65,473,956 1,671,386
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.63% 09/25/25
4
100,567,485 1,537,104
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(LIBOR USD 1-Month plus 2.30%)
6.44% 10/25/29
1,2
745,219 696,641
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(LIBOR USD 1-Month plus 2.25%)
6.39% 12/25/29
1,2
1,763,719 1,634,022
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.00% 08/16/51

4,849,693 5

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.14% 02/16/53
4
$ 23,389,971 $ 69,354
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.09% 06/16/52
4
31,712,770 23,555
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
14,339,178 112,303
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.91% 11/16/54
4
8,823,210 202,447
35,222,277
U.S. Agency Mortgage-Backed — 19.76%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
8.47% 03/25/36
2
11,546 13,416
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.21% 03/25/36
2
492,708 43,257
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
1.66% 06/25/37
2
25,686 1,295
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
1.48% 08/25/37
2
51,045 3,886
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
2.06% 04/25/37
2
561,516 46,924
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
2.61% 03/25/38
2
35,308 1,776
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.81% 07/25/38
2
65,242 3,973
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.21% 10/25/40
2
29,563 2,870
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
5.00% 10/25/42
2
140,870 130,760
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
5.12% 07/25/43
2
4,570,881 4,528,866
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
14.77% 07/15/37
2
$ 7,710 $ 10,695
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
1.58% 01/15/38
2
35,644 2,802
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
1.58% 04/15/38
2
28,704 1,606
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
12
10,639 8,846
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
2.29% 04/15/42
2
68,694 6,937
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
12
2,189,984 1,929,044
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 64,122 11,707
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
372,306 2,460
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
446,196 5,579
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.87% 09/16/43
2
1,432,405 139,036
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 279,543 53,428
UMBS (TBA)
2.00% 01/01/53 103,550,000 84,285,102
2.50% 01/01/53 123,200,000 104,248,399
3.00% 01/01/53 102,150,000 89,606,499
3.50% 01/01/53 2,625,000 2,383,829
4.00% 01/01/53 19,725,000 18,495,590
4.50% 01/01/53 97,125,000 93,524,127
5.00% 01/01/53 152,550,000 150,315,422
549,808,131
Total Mortgage-Backed
(Cost $2,037,643,150) 1,759,827,082

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
27 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.41%*
California — 0.09%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 $ 1,995,000 $ 1,423,369
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 1,790,000 1,159,577
2,582,946
Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 781,571
2.86% 10/01/35 1,750,000 1,351,491
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,797,663
3,930,725
New York — 0.18%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 975,000 870,288
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 900,407
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,133,857
4,904,552
Total Municipal Bonds
(Cost $14,103,872) 11,418,223
Total Bonds — 115.67%
(Cost $3,680,924,855)
3,218,058,286
Issues Shares Value
COMMON STOCK — 0.34%
Communications — 0.12%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 141,055 3,413,531
Electric — 0.00%
Homer City Holdings LLC
†,5,6
112,222 —
Financials — 0.22%
AGNC Investment Corp. 582,000 6,023,700
Total Common Stock
(Cost $17,826,354) 9,437,231
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 14,771 —
Issues Shares Value
RIGHTS — 0.00% (continued)
Communications — 0.00% (continued)
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 14,771 $ —
—
Total Rights
(Cost $–) —
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 2.10%
Money Market Funds — 1.39%
Dreyfus Government Cash Management Fund
4.19%
13
38,021,000 38,021,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
13,14
741,311 741,311
38,762,311
U.S. Treasury Bills — 0.71%
U.S. Treasury Bills
4.58%
15
06/01/23 $ 20,000,000 19,628,530
Total Short-Term Investments
(Cost $58,390,556) 58,390,841
Total Investments - 118.11%
(Cost $3,757,141,765) 3,285,886,358
Net unrealized appreciation on unfunded commitments
- 0.00% 1,687
Liabilities in Excess of Other Assets - (18.11)% (503,871,942)
Net Assets - 100.00% $ 2,782,016,103
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $20,580,692, which is 0.74% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $49,276, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
8.00% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $121,841, at an interest rate of 8.80% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
9
Perpetual security with no stated maturity date.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Zero coupon bond. The rate shown is the effective yield as of December 31, 2022.

Represents the current yield as of December 31, 2022.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 28
14
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $741,311.
15
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 3,545,000 USD 3,580,892 Citibank N.A. 01/13/23 $ 206,244
GBP 1,231,000 USD 1,464,152 Bank of America N.A. 01/13/23 17,205
GBP 801,000 USD 909,745 The Bank of New York Mellon 01/13/23 54,160
277,609
USD 277,851 EUR 279,000 Barclays Bank PLC 01/13/23 (20,206)
USD 29,128,545 EUR 29,422,000 Bank of America N.A. 01/13/23 (2,303,073)
USD 3,777,023 EUR 3,689,000 Citibank N.A. 01/13/23 (163,948)
USD 209,440 EUR 210,000 The Bank of New York Mellon 01/13/23 (14,904)
USD 3,567,263 EUR 3,581,000 Goldman Sachs International 01/13/23 (258,331)
USD 3,887,855 GBP 3,399,000 Citibank N.A. 01/13/23 (202,424)
(2,962,886)
NET UNREALIZED DEPRECIATION $ (2,685,277)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 3,727 03/31/23 $ 402,253,947 $ (261,905) $ (261,905)
U.S. Treasury Two-Year Note 2,582 03/31/23 529,511,721 617,920 617,920
931,765,668 356,015 356,015
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 3,406 03/22/23 (402,865,938) 1,302,205 1,302,205
U.S. Treasury Ultra Bond 876 03/22/23 (117,657,750) (245,972) (245,972)
Euro-Bund Future 137 03/08/23 (19,436,127) 1,156,332 1,156,332
Euro-Bobl Future 78 03/08/23 (9,635,667) 284,576 284,576
(549,595,482) 2,497,141 2,497,141
TOTAL FUTURES CONTRACTS $ 382,170,186 $ 2,853,156 $ 2,853,156

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
29 / December 2022
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Citigroup Global
Markets, Inc. 06/20/23 $ 9,250 $ 182,362 $ 140,644 $ 41,718
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 10,370 338,553 306,606 31,947
TOTAL $ 520,915 $ 447,250 $ 73,665
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 7,250 $ 2,213,162 $ — $ 2,213,162
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 5,370 1,626,976 — 1,626,976
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 3,625 1,083,351 — 1,083,351
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 10,130 2,855,094 — 2,855,094
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 86,810 (5,281,963) — (5,281,963)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 64,210 (3,897,380) — (3,897,380)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 43,405 (2,603,337) — (2,603,337)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 118,685 (6,032,284) — (6,032,284)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 202,250 (9,009,403) — (9,009,403)
TOTAL SWAPS CONTRACTS $ 541,735 $ (19,045,784) $ — $ (19,045,784)
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 30
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
31 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 38,762,311 $ — $ — $ 38,762,311
U.S. Treasury Bills 19,628,530 — — 19,628,530
Long-Term Investments:
Asset-Backed Securities — 348,692,726 8,196,879 356,889,605
Bank Loans — 119,619,237 345,483 119,964,720
Common Stock 6,023,700 — 3,413,531 9,437,231
Corporates — 869,236,950 5,506,823 874,743,773
Foreign Government Obligations — 95,214,883 — 95,214,883
Mortgage-Backed Securities — 1,756,709,106 3,117,976 1,759,827,082
Municipal Bonds — 11,418,223 — 11,418,223
Rights — — — —
Other Financial Instruments
*
Assets:
Credit contracts — 338,553 182,362 520,915
Foreign currency exchange contracts — 277,609 — 277,609
Interest rate contracts 3,361,033 7,778,583 — 11,139,616
Liabilities:
Foreign currency exchange contracts — (2,962,886) — (2,962,886)
Interest rate contracts (507,877) (26,824,367) — (27,332,244)
Total $ 67,267,697 $ 3,179,498,617 $ 20,763,054 $ 3,267,529,368
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures and swaps.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 32
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 9,140,910 $ 1,773,939 $ 4,231,650 $ 4,328,214 $ 438,220 $ 54,965
Accrued discounts/premiums — 6,599 — 55,369 (231,895) 56,367
Realized gain — 176 — — — —
Change in unrealized
(depreciation)* (506,023) (62,839) (818,119) (114,678) (27,817) (141,307)
Purchases — 60,259 — 1,237,918 3,854 3,147,951
Sales (438,008) (7,500) — — — —
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — (1,425,151) — — — —
Balance as of
December 31, 2022
$ 8,196,879 $ 345,483 $ 3,413,531 $ 5,506,823 $ 182,362 $ 3,117,976
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(1,670,783) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,425,151 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $8,196,879 Broker Quote Offered Quote $88.64 $88.64 Increase
Bank Loans $345,483 Third-Party Vendor Vendor Prices $60.00 $60.00 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $3,413,531 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $5,506,823 Third-Party Vendor Vendor Prices $5.60 - $109.00 $88.88 Increase
Credit Default Swaps $182,362 Broker Quote Offered Quote $1.78 $1.78 Increase
Mortgage-Backed
Securities-Non-Agency $47,701 Third-Party Vendor Vendor Prices $0.56 - $4.41 $3.71 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $3,070,275 Broker Quote Offered Quote $94.47 $94.47 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
33 / December 2022
COMMITMENTS AND CONTINGENCIES
The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
UNCONSTRAINED BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 49,276 $ (1,060)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan B, 1st Lien June 2029 121,841 2,747
Total Unfunded Commitments $ 171,117 $ 1,687